Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Aug. 14, 2014 JPY (¥)	Dec. 13, 2013 USD ($)	Apr. 02, 2013 USD ($)	Aug. 10, 2012 JPY (¥)	Sep. 30, 2012 USD ($) Times	Mar. 31, 2015 JPY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Business Acquisition [Line Items]
Consideration received for sale of interest by Current Investor						¥ 1,637		¥ 200
Amount owed to Current Investor						316,422		302,299
Goodwill						¥ 561,255		691,803	¥ 643,243
Acquisition date						Jun. 29, 2012	Jun. 29, 2012
Other acquisitions
Business Acquisition [Line Items]
Total acquisition cost						¥ 23,103		19,373	39,022
Goodwill						12,626		10,243	27,699
Cash consideration for acquisition	¥ 18,900			¥ 28,167		¥ 18,900			¥ 28,167
Acquisition date						Aug. 14, 2014	Aug. 14, 2014		Aug. 10, 2012
Intangible assets						¥ 10,731		10,965	¥ 11,511
In-process research and development | $							$ 0
Game Show Network, Llc
Business Acquisition [Line Items]
Date of obtaining non controlling interest						2011-03	2011-03
Consideration received for sale of interest by Current Investor | $					$ 234
Amount of Put Payment payable to Current Investor | $					$ 117
Interest on Put Payment payable to Current Investor					10.00%
Option exercise price, second payment due date						Dec. 13, 2013	Dec. 13, 2013
Amount of put payment paid to current investor | $		$ 117	$ 117
Interest of put payment paid to current investor | $		$ 12	$ 4
Game Show Network, Llc | Put and call options
Business Acquisition [Line Items]
Ownership percentage in equity method investment						18.00%
Game Show Network, Llc | Put option
Business Acquisition [Line Items]
Percentage of interest sold by Current Investor on exercise of put right					18.00%
Number of payments for put option exercise | Times					2
Amount owed to Current Investor | $					$ 234
Renesas | Sony Semiconductor Kyushu Corporation
Business Acquisition [Line Items]
Total acquisition cost								7,510
Goodwill								0
Liabilities assumed								¥ 0